Income Taxes (Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current tax expense (benefit):
U.S. federal	$ (22,713)		$ 10,969		$ (34,698)
State and local	(103)		137		0
Total	(22,816)		11,106		(34,698)
Deferred tax expense (benefit):
U.S. federal	(7,958)		(13)		28,359
Total	(7,958)		(13)		28,359
Income tax expense (benefit)	(30,774)	[1]	11,093	[1]	(6,339)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(36,731)		(19,694)		26,521
Total income tax expense (benefit)	$ (67,505)		$ (8,601)		$ 20,182

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.